Convertible Loans (Details) - Schedule of warrants fair value using Black–Scholes - $ / shares	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of warrants fair value using Black–Scholes [Abstract]
Dividend yield (%)	0.00%	0.00%
Expected volatility (%)	136.00%	132.00%
Risk-free interest rate (%)	0.87%	0.38%
Underlying Share Price ($)	$ 7.98	$ 3.625
Exercise price ($)	24.5	24.5
Warrants fair value ($)	$ 5.51	$ 2.22